UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8382

DWS Strategic Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS Strategic Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 81.9%
Consumer Discretionary 8.4%
AMC Entertainment, Inc., 8.0%, 3/1/2014	125,000	100,000
American Achievement Corp., 144A, 8.25%, 4/1/2012	25,000	20,000
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	54,912	12,080
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	55,000	24,750
8.0%, 3/15/2014	55,000	25,300
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	120,000	72,000
Cablevision Systems Corp., Series B, 8.334% ***, 4/1/2009	40,000	40,000
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	55,000	5,775
Carrols Corp., 9.0%, 1/15/2013	30,000	25,350

Cox Communications, Inc., 144A, 9.375%, 1/15/2019		270,000	284,713
CSC Holdings, Inc.:
6.75%, 4/15/2012 (b)		75,000	72,000
Series B, 7.625%, 4/1/2011		60,000	59,400
Series B, 8.125%, 7/15/2009		310,000	315,425
Series B, 8.125%, 8/15/2009		140,000	142,450
144A, 8.5%, 6/15/2015		80,000	76,400
144A, 8.625%, 2/15/2019		35,000	32,550
Denny's Holdings, Inc., 10.0%, 10/1/2012		20,000	17,200
DirecTV Holdings LLC, 7.625%, 5/15/2016		165,000	158,400
DISH DBS Corp.:
6.375%, 10/1/2011		210,000	200,550
6.625%, 10/1/2014		95,000	85,500
7.125%, 2/1/2016		90,000	81,225
Dollarama Group Holdings LP, 8.073% ***, 8/15/2012 (c)		57,000	35,910
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015		70,000	4,550
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		50,000	35,000
Group 1 Automotive, Inc., 8.25%, 8/15/2013		35,000	26,250
Hertz Corp., 8.875%, 1/1/2014		170,000	83,300
Idearc, Inc., 8.0%, 11/15/2016		160,000	2,400
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		45,000	23,400
Inergy LP, 144A, 8.75%, 3/1/2015		30,000	29,400
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		36,000	14,400
Kabel Deutschland GmbH, 10.625%, 7/1/2014		150,000	150,750
Lamar Media Corp., Series C, 6.625%, 8/15/2015		45,000	28,125
Mediacom Broadband LLC, 8.5%, 10/15/2015		65,000	55,088
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		25,000	16,750
MGM MIRAGE, 6.625%, 7/15/2015		35,000	13,650
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		80,000	59,200
Norcraft Holdings LP, 9.75%, 9/1/2012		185,000	154,937
Penske Automotive Group, Inc., 7.75%, 12/15/2016		145,000	69,600
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		50,000	44,500
Quebecor Media, Inc., 7.75%, 3/15/2016		45,000	36,675
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		55,000	2,338
Reader's Digest Association, Inc., 9.0%, 2/15/2017		55,000	4,675
Sabre Holdings Corp., 8.35%, 3/15/2016		60,000	19,200
Seminole Hard Rock Entertainment, Inc., 144A, 4.496% ***, 3/15/2014		80,000	37,600
Shaw Communications, Inc., 8.25%, 4/11/2010		100,000	100,000
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		55,000	32,175
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		210,000	2,100
Sirius XM Radio, Inc., 9.625%, 8/1/2013		55,000	23,650
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		65,000	20,150
Time Warner, Inc., 9.125%, 1/15/2013		270,000	282,276
Travelport LLC:
6.828% ***, 9/1/2014		50,000	16,000
9.875%, 9/1/2014		10,000	4,050
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		20,000	2,200
United Components, Inc., 9.375%, 6/15/2013		10,000	3,950
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	305,000	340,264
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	105,000	113,812
144A, 8.0%, 11/1/2016	EUR	50,000	52,295
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		21,214	159
Videotron Ltd.:
6.875%, 1/15/2014		15,000	14,025
144A, 9.125%, 4/15/2018		45,000	45,450

144A, 9.125%, 4/15/2018 (d)	45,000	45,506
Young Broadcasting, Inc., 8.75%, 1/15/2014 **	319,000	35

		3,896,863
Consumer Staples 4.7%
Alliance One International, Inc., 8.5%, 5/15/2012	50,000	43,250
Altria Group, Inc.:
8.5%, 11/10/2013	55,000	59,349
9.7%, 11/10/2018	30,000	31,410
Bottling Group LLC, 5.125%, 1/15/2019 (b)	355,000	353,488
Delhaize America, Inc.:
8.05%, 4/15/2027	15,000	14,746
9.0%, 4/15/2031	156,000	174,135
General Nutrition Centers, Inc., 7.584% ***, 3/15/2014 (PIK)	55,000	32,450
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	253,750	114,188
PepsiAmericas, Inc., 4.375%, 2/15/2014	215,000	215,240
Philip Morris International, Inc., 6.875%, 3/17/2014	275,000	295,888
Tyson Foods, Inc., 144A, 10.5%, 3/1/2014 (d)	50,000	47,125
Viskase Companies, Inc., 11.5%, 6/15/2011	630,000	409,500
Walgreen Co., 5.25%, 1/15/2019	385,000	379,444

		2,170,213
Energy 11.6%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	160,000	129,600
Belden & Blake Corp., 8.75%, 7/15/2012	300,000	210,000
Chaparral Energy, Inc.:
8.5%, 12/1/2015	100,000	23,500
8.875%, 2/1/2017	65,000	15,600
Chesapeake Energy Corp.:
6.25%, 1/15/2018	90,000	69,975
6.875%, 1/15/2016	260,000	213,850
7.25%, 12/15/2018	130,000	105,625
7.5%, 6/15/2014	30,000	26,325
9.5%, 2/15/2015	10,000	9,300
Cimarex Energy Co., 7.125%, 5/1/2017	35,000	28,700
Colorado Interstate Gas Co., 6.8%, 11/15/2015 (b)	170,000	155,903
ConocoPhillips, 4.75%, 2/1/2014 (b)	630,000	637,122
Delta Petroleum Corp., 7.0%, 4/1/2015	145,000	56,550
Denbury Resources, Inc., 9.75%, 3/1/2016	80,000	75,200
Devon Energy Corp., 6.3%, 1/15/2019	30,000	29,372
Dynegy Holdings, Inc., 6.875%, 4/1/2011 (b)	15,000	12,525
El Paso Corp.:
7.25%, 6/1/2018	165,000	145,613
7.75%, 6/15/2010	210,000	206,659
8.25%, 2/15/2016	65,000	60,450
9.625%, 5/15/2012	45,000	43,957
Energy Transfer Partners LP, 6.0%, 7/1/2013	205,000	192,500
EXCO Resources, Inc., 7.25%, 1/15/2011	94,000	75,083
Forest Oil Corp.:
144A, 7.25%, 6/15/2019	40,000	32,000
144A, 8.5%, 2/15/2014	30,000	27,300
Frontier Oil Corp.:
6.625%, 10/1/2011	40,000	38,300
8.5%, 9/15/2016	120,000	115,800
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012	210,000	190,741
KCS Energy, Inc., 7.125%, 4/1/2012	355,000	315,062
Mariner Energy, Inc.:

7.5%, 4/15/2013	70,000	52,850
8.0%, 5/15/2017	70,000	46,550
Newfield Exploration Co., 7.125%, 5/15/2018	115,000	101,200
OPTI Canada, Inc.:
7.875%, 12/15/2014	90,000	29,700
8.25%, 12/15/2014	225,000	76,500
Pemex Project Funding Master Trust, 5.75%, 3/1/2018	200,000	161,874
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	35,000	30,100
9.125%, 7/15/2013	65,000	61,425
Petronas Capital Ltd., REG S, 7.875%, 5/22/2022	145,000	154,233
Plains Exploration & Production Co.:
7.0%, 3/15/2017	55,000	46,888
7.625%, 6/1/2018	140,000	121,800
Quicksilver Resources, Inc., 7.125%, 4/1/2016	165,000	108,900
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	55,000	42,900
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	80,000	75,600
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015	65,000	7,800
Stone Energy Corp.:
6.75%, 12/15/2014	135,000	62,100
8.25%, 12/15/2011	200,000	126,000
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	30,000	25,841
TEPPCO Partners LP, 7.625%, 2/15/2012	70,000	70,122
Tesoro Corp., 6.5%, 6/1/2017	165,000	127,050
TransCanada PipeLines Ltd.:
7.125%, 1/15/2019 (b)	45,000	46,448
7.625%, 1/15/2039	25,000	24,967
Whiting Petroleum Corp.:
7.25%, 5/1/2012	125,000	105,000
7.25%, 5/1/2013	20,000	16,300
Williams Companies, Inc.:
8.125%, 3/15/2012	235,000	231,475
8.75%, 3/15/2032	140,000	130,900

		5,327,135
Financials 14.8%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	170,000	66,300
Ashton Woods USA LLC, 144A, Step-up Coupon, 0.0% to 12/24/2012, 11.0% to 6/30/2015	85,800	31,300
Bank of America Corp., 5.75%, 12/1/2017 (b)	670,000	565,323
Bank of New York Mellon Corp., 5.125%, 8/27/2013 (b)	305,000	302,836
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	35,000	1,750
Caterpillar Financial Services Corp., 6.125%, 2/17/2014 (b)	650,000	633,365
Citigroup, Inc., 6.5%, 8/19/2013 (b)	165,000	153,829
Conproca SA de CV, REG S, 12.0%, 6/16/2010	207,300	215,592

Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		450,000	243,931
7.875%, 6/15/2010		150,000	99,964
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		85,000	88,400
General Electric Capital Corp., 5.625%, 5/1/2018 (b)		673,000	576,526
GMAC LLC:
2.488% ***, 5/15/2009		130,000	114,725
4.241% ***, 6/30/2009	EUR	20,000	18,129
144A, 6.875%, 9/15/2011		455,000	296,204
7.75%, 1/19/2010 (b)		45,000	32,906

144A, 7.75%, 1/19/2010		150,000	120,010
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015		175,000	33,250
8.875%, 4/1/2015 (PIK)		90,000	7,650
Hexion US Finance Corp., 9.75%, 11/15/2014		30,000	3,900
Inmarsat Finance PLC, 10.375%, 11/15/2012		195,000	198,900
iPayment, Inc., 9.75%, 5/15/2014		60,000	35,400
JPMorgan Chase & Co., 5.375%, 1/15/2014 (b)		420,000	411,475
JPMorgan Chase Bank NA, 6.0%, 10/1/2017		250,000	236,528
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		55,000	5,569
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		90,000	1,350
NiSource Finance Corp.:
6.15%, 3/1/2013		210,000	179,664
7.875%, 11/15/2010		135,000	132,215
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		100,000	60,000
Qwest Capital Funding, Inc., 7.0%, 8/3/2009		75,000	74,813
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		10,000	10,238
Sprint Capital Corp.:
7.625%, 1/30/2011		275,000	238,562
8.375%, 3/15/2012		115,000	93,150
Toyota Motor Credit Corp., Series B, 4.911% ***, 1/9/2012		195,000	192,716
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		190,000	1,900
UCI Holdco, Inc., 9.996% ***, 12/15/2013 (PIK)		62,793	5,023
Universal City Development Partners Ltd., 11.75%, 4/1/2010		200,000	153,500
Verizon Wireless Capital LLC, 144A, 5.55%, 2/1/2014		925,000	919,624
Williams Companies, Inc., Credit Linked Certificate Trust, 144A, 6.75%, 4/15/2009		10,000	9,963
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	150,000	165,441
144A, 10.75%, 12/1/2015		75,000	75,187

			6,807,108
Health Care 6.3%
Abbott Laboratories, 5.125%, 4/1/2019		230,000	227,605
Boston Scientific Corp., 6.0%, 6/15/2011		85,000	83,938
Community Health Systems, Inc., 8.875%, 7/15/2015		390,000	369,037
HCA, Inc.:
9.125%, 11/15/2014		90,000	84,375
9.25%, 11/15/2016		430,000	393,450
9.625%, 11/15/2016 (PIK)		130,000	108,550
144A, 9.875%, 2/15/2017		135,000	129,600
HEALTHSOUTH Corp., 10.75%, 6/15/2016		50,000	50,125
IASIS Healthcare LLC, 8.75%, 6/15/2014		110,000	105,600
Psychiatric Solutions, Inc., 7.75%, 7/15/2015		65,000	57,038
Roche Holdings, Inc., 144A, 4.5%, 3/1/2012		930,000	945,285
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		65,000	39,000
The Cooper Companies, Inc., 7.125%, 2/15/2015		80,000	71,500
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		75,000	64,125
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		180,000	164,700

			2,893,928
Industrials 7.2%
Actuant Corp., 6.875%, 6/15/2017		50,000	44,250
Allied Waste North America, Inc., 6.5%, 11/15/2010		95,000	94,525
ARAMARK Corp., 8.5%, 2/1/2015 (b)		150,000	136,500
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)		150,000	119,625
Belden, Inc., 7.0%, 3/15/2017		40,000	31,400

Bombardier, Inc., 144A, 6.75%, 5/1/2012 (b)	220,000	172,700
Bristow Group, Inc., 7.5%, 9/15/2017	75,000	53,813
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	130,000	115,700
Cenveo Corp., 144A, 10.5%, 8/15/2016	65,000	39,650
Congoleum Corp., 8.625%, 8/1/2008 **	100,000	75,000
Esco Corp., 144A, 8.625%, 12/15/2013	245,000	184,975
General Cable Corp.:
3.81% ***, 4/1/2015	65,000	44,850
7.125%, 4/1/2017	55,000	47,300
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	50,000	41,500
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	70,000	25,200
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	160,000	141,600
7.625%, 12/1/2013	110,000	99,000
9.375%, 5/1/2012	275,000	269,500
Kansas City Southern Railway Co., 8.0%, 6/1/2015 (b)	115,000	105,800
Mobile Mini, Inc., 9.75%, 8/1/2014	70,000	54,950
Moog, Inc., 144A, 7.25%, 6/15/2018	25,000	22,500
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	70,000	42,000
Ply Gem Industries, Inc., 11.75%, 6/15/2013	20,000	9,200
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	210,000	9,450
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	55,000	46,475
Seitel, Inc., 9.75%, 2/15/2014	35,000	14,350
Titan International, Inc., 8.0%, 1/15/2012	205,000	164,512
TransDigm, Inc., 7.75%, 7/15/2014	55,000	50,600
Union Pacific Corp., 5.125%, 2/15/2014	420,000	415,736
United Rentals North America, Inc.:
6.5%, 2/15/2012	120,000	94,200
7.0%, 2/15/2014	150,000	82,500
US Concrete, Inc., 8.375%, 4/1/2014	60,000	22,650
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	35,000	19,250
Waste Management, Inc., 6.375%, 3/11/2015 (b)	455,000	450,608

		3,341,869
Information Technology 3.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	205,000	74,312
Alion Science & Technology Corp., 10.25%, 2/1/2015	95,000	28,500
Hewlett-Packard Co., 4.75%, 6/2/2014 (b)	455,000	452,679
L-3 Communications Corp.:
5.875%, 1/15/2015	180,000	166,050
Series B, 6.375%, 10/15/2015	175,000	165,375
7.625%, 6/15/2012	360,000	361,800
MasTec, Inc., 7.625%, 2/1/2017	115,000	92,575
Seagate Technology HDD Holdings, 6.8%, 10/1/2016 (b)	75,000	41,250
SunGard Data Systems, Inc., 10.25%, 8/15/2015	140,000	95,900
Vangent, Inc., 9.625%, 2/15/2015	45,000	28,463

		1,506,904
Materials 6.1%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	25,000	17,000
ARCO Chemical Co., 9.8%, 2/1/2020 **	385,000	64,487
Cascades, Inc., 7.25%, 2/15/2013	76,000	43,510
Chemtura Corp., 6.875%, 6/1/2016	130,000	58,500
Clondalkin Acquisition BV, 144A, 3.996% ***, 12/15/2013	75,000	46,500
CPG International I, Inc., 10.5%, 7/1/2013	120,000	63,600
Exopack Holding Corp., 11.25%, 2/1/2014	175,000	101,937
Freeport-McMoRan Copper & Gold, Inc.:

6.875%, 2/1/2014 (b)		15,000	14,513
8.25%, 4/1/2015 (b)		360,000	320,400
8.375%, 4/1/2017		500,000	431,250
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		100,803	50,402
144A, 9.968% ***, 12/31/2009		163,000	81,500
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		40,000	36,700
9.5%, 12/1/2011		45,000	44,550
Hexcel Corp., 6.75%, 2/1/2015		250,000	218,750
Huntsman LLC, 11.625%, 10/15/2010		201,000	198,990
Innophos, Inc., 8.875%, 8/15/2014		25,000	19,875
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		195,000	159,900
Metals USA Holding Corp., 7.435% ***, 7/1/2012 (PIK)		41,088	9,039
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		30,000	14,700
NewMarket Corp., 7.125%, 12/15/2016		135,000	105,975
NewPage Corp., 10.0%, 5/1/2012		105,000	31,763
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	50,000	53,879
Pliant Corp., 11.85%, 6/15/2009 (PIK) **		10	4
Radnor Holdings Corp., 11.0%, 3/15/2010 **		20,000	25
Rhodia SA, 144A, 5.362% ***, 10/15/2013	EUR	50,000	31,377
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		130,000	118,300
The Mosaic Co., 144A, 7.375%, 12/1/2014		395,000	384,137
Witco Corp., 6.875%, 2/1/2026		45,000	14,850
Wolverine Tube, Inc., 10.5%, 4/1/2009		70,000	56,000

			2,792,413
Telecommunication Services 9.4%
AT&T, Inc.:
4.85%, 2/15/2014 (b)		630,000	624,907
6.7%, 11/15/2013		275,000	290,960
BCM Ireland Preferred Equity Ltd., 144A, 8.959% ***, 2/15/2017 (PIK)	EUR	62,852	3,706
Centennial Communications Corp.:
10.0%, 1/1/2013		50,000	53,125
10.125%, 6/15/2013		225,000	232,594
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		175,000	167,125
8.375%, 1/15/2014 (b)		65,000	59,475
Cricket Communications, Inc.:
9.375%, 11/1/2014		115,000	104,938
144A, 10.0%, 7/15/2015		130,000	119,925
Crown Castle International Corp., 9.0%, 1/15/2015		145,000	141,375
Frontier Communications Corp.:
6.25%, 1/15/2013		70,000	63,700
9.25%, 5/15/2011		45,000	45,900
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		19,520	13,274
Hellas Telecommunications Luxembourg V, 144A, 6.112% ***, 10/15/2012	EUR	200,000	139,453
Intelsat Corp.:
144A, 9.25%, 8/15/2014		25,000	23,313
144A, 9.25%, 6/15/2016		365,000	333,062
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		155,000	147,250
iPCS, Inc., 3.295% ***, 5/1/2013		30,000	21,600
MetroPCS Wireless, Inc.:
9.25%, 11/1/2014		160,000	151,200
144A, 9.25%, 11/1/2014		75,000	70,500
Millicom International Cellular SA, 10.0%, 12/1/2013		530,000	513,437
Qwest Corp.:

7.25%, 9/15/2025		20,000	14,400
7.875%, 9/1/2011		210,000	206,850
8.875%, 3/15/2012		40,000	39,400
Rogers Communications, Inc., 6.8%, 8/15/2018		185,000	185,207
Sprint Nextel Corp., 6.0%, 12/1/2016		90,000	58,500
Stratos Global Corp., 9.875%, 2/15/2013		30,000	28,650
Telesat Canada, 144A, 11.0%, 11/1/2015		205,000	166,050
Virgin Media Finance PLC:
8.75%, 4/15/2014		150,000	134,812
8.75%, 4/15/2014	EUR	90,000	99,835
Windstream Corp.:
7.0%, 3/15/2019		90,000	77,400
8.625%, 8/1/2016		10,000	9,600

			4,341,523
Utilities 10.1%
AES Corp.:
8.0%, 10/15/2017		75,000	63,750
144A, 8.0%, 6/1/2020		125,000	103,750
144A, 8.75%, 5/15/2013		393,000	381,210
9.5%, 6/1/2009		115,000	113,850
Alabama Power Co., 6.0%, 3/1/2039 (d)		210,000	208,410
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		550,000	558,250
CenterPoint Energy Houston Electric LLC, Series U, 7.0%, 3/1/2014		30,000	30,970
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010		125,000	125,019
CMS Energy Corp., 8.5%, 4/15/2011		285,000	287,636
CP&L, Inc., 5.3%, 1/15/2019 (b)		220,000	220,437
Duke Energy Corp., 6.3%, 2/1/2014 (b)		215,000	223,364
Edison Mission Energy, 7.0%, 5/15/2017		160,000	135,200
Energy Future Holdings Corp., 10.875%, 11/1/2017		105,000	59,850
Intergas Finance BV, REG S, 6.875%, 11/4/2011		425,000	318,750
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		50,000	46,000
Jersey Central Power & Light Co., 7.35%, 2/1/2019 (b)		215,000	215,833
Knight, Inc., 6.5%, 9/1/2012		110,000	103,400
Mirant Americas Generation LLC, 8.3%, 5/1/2011		195,000	188,175
Mirant North America LLC, 7.375%, 12/31/2013		35,000	32,025
NRG Energy, Inc.:
7.25%, 2/1/2014		140,000	131,950
7.375%, 2/1/2016		125,000	115,313
7.375%, 1/15/2017		110,000	101,750
NV Energy, Inc.:
6.75%, 8/15/2017		140,000	110,436
8.625%, 3/15/2014		33,000	31,819
Oncor Electric Delivery Co., 7.0%, 9/1/2022		45,000	42,619
Orion Power Holdings, Inc., 12.0%, 5/1/2010		330,000	338,662
PacifiCorp:
5.5%, 1/15/2019		15,000	15,120
6.0%, 1/15/2039		10,000	9,883
Regency Energy Partners LP, 8.375%, 12/15/2013		85,000	70,763
Reliant Energy, Inc., 7.875%, 6/15/2017		155,000	112,763
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		330,000	166,650

			4,663,607

Total Corporate Bonds (Cost $45,553,599)			37,741,563

Government & Agency Obligations 34.7%
Sovereign Bonds 33.8%
Federative Republic of Brazil:
7.875%, 3/7/2015		540,000	581,850
8.875%, 10/14/2019		660,000	757,350
12.5%, 1/5/2016	BRL	625,000	260,845
Government of Ukraine, REG S, 7.65%, 6/11/2013		460,000	170,200
Republic of Argentina, 5.83%, 12/31/2033	ARS	559	69
Republic of Bulgaria, 144A, 8.25%, 1/15/2015		425,000	423,938
Republic of Colombia:
8.25%, 12/22/2014		80,000	87,280
10.0%, 1/23/2012 (b)		665,000	751,450
10.75%, 1/15/2013		200,000	234,700
Republic of El Salvador, 144A, 7.65%, 6/15/2035		885,000	628,350
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	64,000
Republic of Indonesia, 144A, 6.875%, 3/9/2017		625,000	481,250
Republic of Panama:
7.125%, 1/29/2026		407,000	389,703
9.375%, 1/16/2023		665,000	715,706
Republic of Peru, 7.35%, 7/21/2025		2,015,000	2,055,300
Republic of Philippines, 8.375%, 2/15/2011		205,000	219,863
Republic of South Africa, 6.5%, 6/2/2014		1,960,000	1,940,400
Republic of Turkey:
7.0%, 9/26/2016		565,000	525,450
7.25%, 3/15/2015		180,000	171,450
11.75%, 6/15/2010		1,175,000	1,266,062
Republic of Uruguay:
7.625%, 3/21/2036		120,000	98,700
9.25%, 5/17/2017		415,000	445,087
Republic of Venezuela, 10.75%, 9/19/2013		1,645,000	1,135,050
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016 (b)		965,000	829,900
United Mexican States:
5.625%, 1/15/2017 (b)		870,000	839,115
Series A, 5.875%, 1/15/2014		485,000	492,275

			15,565,343
US Government Sponsored Agencies 0.9%
JPMorgan Chase & Co., Series 2, FDIC Guaranteed, 2.125%, 6/22/2012 (b)		10,000	9,953
PNC Funding Corp., FDIC Guaranteed, 2.3%, 6/22/2012 (b)		420,000	420,064

			430,017

Total Government & Agency Obligations (Cost $18,611,833)			15,995,360
Loan Participations and Assignments 7.9%
Senior Loans*** 7.4%
Aspect Software, Inc., First Lien Term Loan, LIBOR plus 3.0%, 5.119%, 7/11/2011		110,600	70,231
Buffets, Inc.:
Debtor in Possession Term Loan, LIBOR plus 7.25%, 9.369%, 4/30/2009 (PIK)		48,499	6,790
Tranche 3, LIBOR plus 7.25%, 9.369%, 4/30/2009 (PIK)		4,829	676
Letter of Credit, LIBOR plus 7.25%, 9.369%, 5/1/2013 (PIK)		14,849	2,078
Term Loan B, LIBOR plus 7.25%, 9.369%, 11/1/2013 (PIK)		100,886	14,124
Charter Communications Operating LLC:
Term Loan, LIBOR plus 2.0%, 4.119%, 3/6/2014		432,621	345,853
Incremental Term Loan, LIBOR plus 5.0%, 7.119%, 3/6/2014		259,213	236,315

Community Health Systems, Inc.:
Term Delayed Draw, LIBOR plus 2.25%, 4.369%, 7/25/2014	22,912	19,494

Term Loan B, LIBOR plus 2.25%, 4.369%, 7/25/2014	447,994	381,167
Cricket Communications, Inc., Term Loan B, LIBOR plus 3.5%, 5.619%, 6/16/2013	268,779	251,057
Energy Future Holdings Corp.:
Term Loan B2, LIBOR plus 3.5%, 5.619%, 10/14/2014	31,770	19,572
Term Loan B3, LIBOR plus 3.5%, 5.619%, 10/14/2014	488,813	304,591
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 4.619%, 12/31/2013	57,468	35,199
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.369%, 9/16/2013	29,623	21,847
Georgia-Pacific Corp., First Lien Term Loan, LIBOR plus 2.0%, 4.119%, 12/20/2012	124,621	107,922
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 5.369%, 12/31/2014	60,000	9,300
Graphic Packaging International, Inc., Incremental Term Loan, LIBOR plus 2.75%, 4.869%, 5/16/2014	138,625	118,948
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 4.119%, 3/26/2014	12,600	5,918
Term Loan, LIBOR plus 2.0%, 4.119%, 3/26/2014	214,579	100,786
HCA, Inc., Term Loan A, LIBOR plus 1.5%, 3.619%, 11/17/2012	854,743	749,648
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 4.369%, 5/6/2013	215,012	83,854
Term Loan C2, LIBOR plus 2.25%, 4.369%, 5/6/2013	63,366	24,713
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 7.369%, 6/15/2014 (PIK)	85,174	38,009
Longview Power LLC:
Term Delayed Draw, LIBOR plus 2.25%, 4.369%, 2/28/2014	14,000	10,080
Term Loan, LIBOR plus 2.25%, 4.369%, 2/28/2014	12,000	8,640
Letter of Credit, LIBOR plus 2.4%, 4.519%, 2/28/2014	4,000	2,880
NewPage Corp., Term Loan, LIBOR plus 3.75%, 5.869%, 12/19/2014	14,850	9,359
Sabre, Inc., Term Loan B, LIBOR plus 2.0%, 4.119%, 9/30/2014	53,449	25,776
Symbion, Inc.:
Term Loan A, LIBOR plus 3.25%, 5.369%, 8/23/2013	23,588	13,150
Term Loan B, LIBOR plus 3.25%, 5.369%, 8/23/2014	23,588	13,268
Telesat Canada:
Term Delayed Draw, LIBOR plus 3.0%, 5.119%, 10/31/2014	12,533	10,785
Term Loan B, LIBOR plus 3.0%, 5.119%, 10/31/2014	145,928	125,571
Tribune Co., Tranche B, 2.119%, 5/19/2014 **	108,625	28,939
Wm. Wrigley Jr. Co., Tranche B, LIBOR plus 3.5%, 5.619%, 10/6/2014	200,000	198,323

		3,394,863
Sovereign Loans 0.5%
Export-Import Bank of Ukraine, 6.8%, 10/4/2012	290,000	67,147
Gazprom, 144A, 6.51%, 3/7/2022	300,000	175,140

		242,287

Total Loan Participations and Assignments (Cost $4,991,218)		3,637,150
Preferred Security 0.1%
Financials
Xerox Capital Trust I, 8.0%, 2/1/2027 (b) (Cost $31,275)	30,000	22,430
	Units	Value ($)

Other Investments 0.1%
Materials
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $81,226)	95,000	41,800

					Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Vertis Holdings, Inc.*					1,058	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*					1,741	1,480

Total Common Stocks (Cost $19,453)						1,480
Warrants 0.0%
Financials
New ASAT (Finance) Ltd., Expiration Date 2/1/2011* (Cost $0)					11,700	471
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*					10,000	0
Series AI, 144A, 12.0%*					25,000	0

Convertible Preferred Stocks (Cost $4,905)						0
Securities Lending Collateral 16.8%
Daily Assets Fund Institutional, 1.05% (e) (f) (Cost $7,745,830)					7,745,830	7,745,830
Cash Equivalents 3.7%
Cash Management QP Trust, 0.85% (e) (Cost $1,677,052)					1,677,052	1,677,052

					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $78,716,391) †					145.2	66,863,136
Other Assets and Liabilities, Net (b)					(16.1)	(7,409,346)
Notes Payable					(29.1)	(13,390,000)

Net Assets					100.0	46,063,790

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security.
**					Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	385,000	USD	404,836	64,487
Congoleum Corp.	8.625%	8/1/2008	100,000	USD	86,244	75,000
New ASAT (Finance) Ltd.	9.25%	2/1/2011	90,000	USD	77,438	1,350
Pliant Corp.	11.85%	6/15/2009	10	USD	10	4
Quebecor World, Inc.	9.75%	1/15/2015	55,000	USD	55,975	2,338
Radnor Holdings Corp.	11.0%	3/15/2010	20,000	USD	17,688	25
Tribune Co.	5.119%	5/24/2014	108,625	USD	108,557	28,939
Tropicana Entertainment LLC	9.625%	12/15/2014	190,000	USD	142,075	1,900
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	20,000	USD	20,213	2,200
Young Broadcasting, Inc.	8.75%	1/15/2014	319,000	USD	282,265	35
					1,195,301	176,278

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2009.

†

The cost for federal income tax purposes was $79,508,531. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $12,645,395. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $199,353 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,844,748.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)

All or a portion of these securities were on loan amounting to $7,464,413. In addition, included in other assets and liabilities, net is a pending sale, amounting to $42,906, that is also on loan. The value of all securities loaned at February 28, 2009 amounted to $7,507,319 which is 16.3% of net assets.

(c)	Security has deferred its 6/15/2008 and 12/15/2008 interest payments until 6/30/2009.
(d)	When-issued security.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At February 28, 2009, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

2/14/2008 3/20/2009	170,000[1]	3.8%	HCA, Inc., 6.375%, 1/15/2015, B-	33	—	33
2/26/2008 3/20/2009	130,000[1]	5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013, B	100	—	100
Total unrealized appreciation					133

(g)

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
Counterparty:
1					Merrill Lynch, Pierce, Fenner & Smith, Inc.

As of February 28, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

USD	19,256	EUR	15,100	3/20/2009	(116)
EUR	834,900	USD	1,052,191	3/20/2009	(6,109)
Total unrealized depreciation					(6,225)

Currency Abbreviations
ARS	Argentine Peso		EUR	Euro
BRL	Brazilian Real		USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 7,745,830	$ -
Level 2	58,707,600	(6,092)
Level 3	409,706	-
Total	$ 66,863,136	$ (6,092)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward foreign currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at February 28, 2009:

Investments in Securities
Balance as of November 30, 2008	$ 123,369
Total realized gain (loss)	(24,824)
Change in unrealized appreciation (depreciation)	26,072
Amortization premium/discount	1,619
Net purchases (sales)	(183,346)
Net transfers in (out) of Level 3	466,816
Balance as of February 28, 2009	$ 409,706
Net change in unrealized appreciation (depreciation) from investments still held as of February 28, 2009	$ (30,714)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure at February 28, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using credit default swaps and forward foreign exchange currency contracts.

Primary Underlying Risk Disclosure	Forward Currency Contracts	Swaps
Interest Rate Contracts
Foreign Exchange Contracts	(6,225)
Credit Contracts		133
Equity Contracts
Other Contracts

Credit Default Swaps. The Fund is subject to credit risk. The Fund may sell credit default swap contracts to obtain long exposure to certain bonds. Under certain circumstances, this may be a more efficient way for the fund to create exposure to an issuer than trading for the actual underlying bonds themselves. The maximum counterparty credit risk to the Fund is measured by the current value of the contract, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009